Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance		$ 626	$ 775
Translation adjustment		9	32
Investments and advances		4	1
Disposals and repayments		(7)	(23)
Return of Share Capital		(2)	(6)
Share of loss after tax (i)	[1]	55	(118)	[2]
Dividends received		(32)	(35)
Ending balance		653	626
Other [Member]
Disclosure of financial assets [line items]
Beginning balance		13	13
Translation adjustment		0	0
Investments and advances		0	0
Disposals and repayments		(1)	0
Return of Share Capital		0
Dividends received		0
Ending balance		12	13
Share of net assets [Member]
Disclosure of financial assets [line items]
Beginning balance		609	747
Translation adjustment		10	31
Investments and advances		0	0
Disposals and repayments		0	(10)
Return of Share Capital		(2)	(6)
Share of loss after tax (i)	[1]	55	(118)	[2]
Dividends received		(32)	(35)
Ending balance		640	609
Loans1 [member]
Disclosure of financial assets [line items]
Beginning balance		17	28
Translation adjustment		(1)	1
Investments and advances		4	1
Disposals and repayments		(7)	(13)
Return of Share Capital		0
Share of loss after tax (i)	[1]	0
Dividends received		0
Ending balance		$ 13	$ 17

[1]	The Group’s share of joint ventures and associates profit/(loss) after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement. It is analysed as follows; profit after tax from joint ventures: $11 million (2020: $22 million; 2019: $46 million), profit after tax from associates: $44 million (2020: loss after tax of $140 million; 2019: profit after tax of $21 million).
[2]	In 2020 an impairment charge of $154 million is recorded within the loss after tax from associates which principally relates to the write-down of our equity accounted investment in China which forms part of Europe Materials. Challenging market conditions in Northeast China affecting pricing, combined with an increase in the discount rate and the economic impact of COVID-19, were the primary drivers of the impairment charge. In 2020, the recoverable amount of this financial asset was its value-in-use calculated using a real pre-tax discount rate of 9.2%.